Earnings/(Loss) per share (Details 1) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Denominator:
Weighted average number of ordinary shares outstanding - basic	70,461,455	70,461,455	70,449,524	50,954,061
Weighted average number of ordinary shares outstanding - diluted	70,461,455	70,461,455	70,449,524	50,954,061
Earnings/(loss) per share - diluted | (per share)	$ (1.55)	¥ (10.11)	¥ 3.60	¥ 10.93
Class A ordinary shares
Numerator:
Numerator for computing basic earnings per share	$ (54,851)	¥ (357,898)	¥ 127,357	¥ 173,555
Numerator for computing diluted earnings per share	$ (54,851)	¥ (357,898)	¥ 127,357	¥ 173,555
Denominator:
Weighted average number of ordinary shares outstanding - basic	35,390,055	35,390,055	35,378,124	15,882,661
Weighted average number of ordinary shares outstanding - diluted	35,390,055	35,390,055	35,378,124	15,882,661
Earnings/(loss) per share - diluted | (per share)	$ (1.55)	¥ (10.11)	¥ 3.60	¥ 10.93
Class B ordinary shares
Numerator:
Numerator for computing basic earnings per share	$ (54,356)	¥ (354,675)	¥ 126,253	¥ 383,234
Numerator for computing diluted earnings per share	$ (54,356)	¥ (354,675)	¥ 126,253	¥ 383,234
Denominator:
Weighted average number of ordinary shares outstanding - basic	35,071,400	35,071,400	35,071,400	35,071,400
Weighted average number of ordinary shares outstanding - diluted	35,071,400	35,071,400	35,071,400	35,071,400
Earnings/(loss) per share - diluted | (per share)	$ (1.55)	¥ (10.11)	¥ 3.60	¥ 10.93